                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
                              FORM 13F Cover Page

Report for the Calendar Year or Quarter End: June 30, 2008

If amended report check here:      [_]
This Amendment (check only one):   [_] is a restatement
                                   [_] adds new holding entries

                         P&S Capital Management, L.P.

Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor               New York    New York     10022
Business Address                (Street)      (City)     (State)      (Zip)

13F File Number: 28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Greg Pearson                 Chief Financial Officer       (212) 319-8220
------------------------  ---------------------------    -------------------
(Name)                               (Title)                   (Phone)

Signature, Place and Date of Signing:

/s/ Greg Pearson
------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
8/14/2008

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.

Report Type:

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           23

Form 13F Information Table Value Total:  $   972,900
                                          (thousands)

List of Other Included Managers:

No.  Form 13F File Number: Name:
---  --------------------- ----------------------------
1.   28-13086              P&S Capital Management, LLC
2.   28-06197              P&S Capital Partners, LLC

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                         P&S CAPITAL MANAGEMENT, L.P.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE: 6/30/08

ITEM 1             ITEM 2        ITEM 3    ITEM 4        ITEM 5       ITEM 6   ITEM 7         ITEM 8
------          --------------  --------- -------- ------------------ ------- -------- ---------------------
                                                                                         VOTING AUTHORITY
                                           VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
NAME OF ISSUER  TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED NONE
--------------  --------------  --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ABBOTT LABS     COM             002824100     795     15,000          DEFINED    1        15,000
ALCATEL-
  LUCENT        SPONSORED ADR   013904305     304     50,400     CALL DEFINED    1        50,400
ALCOA INC       COM             013817101   2,671     75,000          DEFINED    1        75,000
AMR CORP        COM             001765106   2,304    450,000     CALL DEFINED    1       450,000
ASSURED
  GUARANTY
  LTD           COM             G0585R106   2,699    150,000     PUT  DEFINED    1       150,000
CENTEX CORP     COM             152312104   1,337    100,000          DEFINED    1       100,000
CHENIERE
  ENERGY
  INC           COM NEW         16411R208   1,484    339,700     CALL DEFINED    1       339,700
CLINICAL
  DATA INC
  NEW           COM             18725U109   1,895    132,800          DEFINED    1       132,800
FLEXTRONICS
  INTL LTD      ORD             Y2573F102   6,580    700,000     PUT  DEFINED    1       700,000
FORESTAR
  REAL
  ESTATE
  GROUP I       COM             346233109   9,834    516,200          DEFINED    1       516,200
GENERAL
  MTRS CORP     COM             370442105  12,978  1,128,500     PUT  DEFINED    1     1,128,500
INVERNESS
  MED
  INNOVATIONS
  IN            COM             46126P106  14,927    450,000     CALL DEFINED    1       450,000
MAGUIRE
  PPTYS INC     COM             559775101   4,868    400,000     PUT  DEFINED    1       400,000
MAGUIRE
  PPTYS INC     COM             559775101  20,080  1,650,000          DEFINED    1     1,650,000
MOSAIC CO       COM             61945A107 862,267  5,959,000     CALL DEFINED    1     5,959,000
PROSHARES
  TR            ULTRASHRT O&G   74347R586     278     10,400     CALL DEFINED    1        10,400
PROSHARES
  TR            ULTRASHRT O&G   74347R586   6,678    250,000          DEFINED    1       250,000
SUNTECH
  PWR HLDGS
  CO LTD        ADR             86800C104   2,173     58,000          DEFINED    1        58,000
U S AIRWAYS
  GROUP INC     COM             90341W108   2,357    942,700     PUT  DEFINED    1       942,700
VERIFONE
  HLDGS INC     COM             92342Y109   5,975    500,000     CALL DEFINED    1       500,000
VITAL
  IMAGES INC    COM             92846N104     443     35,600          DEFINED    1        35,600
WASHINGTON
  MUT INC       COM7.75%SER R   939322814   5,943     10,000          DEFINED    1        10,000
WILLIAMS
  COS INC
  DEL           COM             969457100   4,031    100,000          DEFINED    1       100,000